INTEREST RATE SWAP DERIVATIVES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
INTEREST RATE SWAP DERIVATIVES
NOTE 7. INTEREST RATE SWAP DERIVATIVES

The Company, through its wholly-owned limited liability company subsidiaries, has entered into interest rate swap agreements with amortizing notional amounts relating to four of its mortgage notes payable. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps:

	June 30, 2019					December 31, 2018
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	4	$27,212,600	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.71%	4.6 years	4	$27,346,400	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.73%	5.1 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amount (outstanding principal balance at the maturity date) as of June 30, 2019 was $24,967,299.

(ii)	The reference rate as of June 30, 2019.
(iii)	The reference rate as of December 31, 2018.

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the condensed consolidated balance sheets:

		June 30, 2019		December 31, 2018
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	—	$—	2	$151,215
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	4	$(1,023,730)	2	$(300,929)

The change in fair value of a derivative instrument that is not designated as a cash flow hedge for financial accounting purposes is recorded as interest expense in the condensed consolidated statements of operations. None of the Company’s derivatives at June 30, 2019 or December 31, 2018 were designated as hedging instruments; therefore, the net unrealized loss (gain) recognized on interest rate swaps of $553,490 and $6,235 was recorded as an increase (decrease) in interest expense for the three months ended June 30, 2019 and 2018, respectively, and $874,016 and $(220,571) was recorded as an increase (decrease) in interest expense for the six months ended June 30, 2019 and 2018, respectively (see Note 6).

NOTE 7. INTEREST RATE SWAP DERIVATIVES

The Company, through its wholly-owned limited liability company subsidiaries, has entered into interest rate swap agreements with amortizing notational amounts relating to four of its mortgage notes payable. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of December 31, 2018 and 2017.

	2018					2017
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	4	$27,346,400	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.73%	5.1 years	2	$10,620,000	One-month LIBOR + applicable spread/Fixed at 4.05%-4.34%	4.21%	7.2 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amount (outstanding principal balance at the maturity date) as of December 31, 2018 was $24,936,799.

(ii)	The reference rate was December 31, 2018.
(iii)	The reference rate was December 31, 2017.

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the consolidated balance sheets:

		December 31, 2018		December 31, 2017
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	2	$151,215	2	$7,899
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	2	$(300,929)	—	$—

The change in fair value of a derivative instrument that is not designated as a cash flow hedge for financial accounting purposes is recorded as interest expense in the consolidated statements of operations. None of the Company’s derivatives at December 31, 2018 or 2017 were designated as hedging instruments; therefore, the net unrealized losses (gains) recognized on interest rate swaps of $157,613 and ($7,899), respectively, was recorded as an increase (decrease)  in interest expense for year ended December 31, 2018 and 2017, respectively (see Note 6).